UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

Nicholas-Applegate Equity and Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-739-3371

Date of fiscal year end:	January 31, 2008

Date of reporting period:	April 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Equity and Convertible Income Fund Schedule of Investments
April 30, 2007 (unaudited)

Shares
(000)		Value*
COMMON STOCK-57.6%
	Aerospace/Defense-3.1%
92	Boeing Co. (a)	$8,593,200
94	L-3 Communications Holdings, Inc. (a)	8,444,427
		17,037,627
	Automotive-1.6%
87	Johnson Controls, Inc. (a)	8,851,545

	Chemicals-3.1%
254	Celanese Corp. (a)	8,418,546
146	Monsanto Co. (a)	8,600,742
		17,019,288
	Commercial Services-3.0%
103	Manpower, Inc. (a)	8,289,825
144	McKesson Corp. (a)	8,442,105
		16,731,930
	Computers-1.6%
98	Cognizant Technology Solutions Corp. (a)(d)	8,761,200

	Electric-3.1%
94	Constellation Energy Group, Inc. (a)	8,412,928
116	Exelon Corp. (a)	8,761,511
		17,174,439
	Financial Services-2.8%
53	BlackRock, Inc. (a)	7,919,130
15	Chicago Mercantile Exchange Holdings, Inc. (a)	7,854,600
		15,773,730
	Food & Beverage-1.5%
88	Molson Coors Brewing Co. (a)	8,324,924

	Healthcare-Products-1.6%
151	Baxter International, Inc. (a)	8,573,782

	Hotels/Gaming-1.4%
229	Hilton Hotels Corp. (a)	7,775,800

	Insurance-3.1%
55	Cigna Corp. (a)	8,604,127
92	Prudential Financial, Inc. (a)	8,702,000
		17,306,127
	Iron & Steel-1.5%
83	United States Steel Corp. (a)	8,387,204

	Machinery-4.6%
208	AGCO Corp. (a)(d)	8,671,494
77	Deere & Co. (a)	8,434,740
107	Terex Corp. (a)(d)	8,298,810
		25,405,044
	Manufacturing-1.5%
83	Textron, Inc. (a)	8,469,111

	Metals & Mining-1.4%
119	Freeport-McMoRan Copper & Gold, Inc. (a)	7,998,756

	Oil & Gas-6.1%
101	Diamond Offshore Drilling, Inc. (a)	8,662,720
102	National Oilwell Varco, Inc. (a)(d)	8,688,640
108	Schlumberger Ltd.	7,973,640
124	Valero Energy Corp. (a)	8,708,520
		34,033,520
	Pharmaceuticals-4.8%
141	Abbott Laboratories (a)	7,989,082
109	Medco Health Solutions, Inc. (a)(d)	8,527,586
197	Merck & Co., Inc. (a)	10,150,141
		26,666,809

Nicholas-Applegate Equity and Convertible Income Fund Schedule of Investments
April 30, 2007 (unaudited)
Shares
(000)			Value*
	Retail-3.0%
153	Nordstrom, Inc. (a)		$8,391,776
139	Target Corp. (a)		8,228,682
			16,620,458
	Semiconductors-2.5%
406	Intel Corp. (a)		8,724,700
97	MEMC Electronic Materials, Inc. (a)(d)		5,334,336
			14,059,036
	Software-1.6%
296	Microsoft Corp. (a)		8,847,270

	Telecommunications-3.1%
166	Harris Corp. (a)		8,529,235
195	Qualcomm, Inc. (a)		8,549,760
			17,078,995
	Transportation-1.6%
200	CSX Corp. (a)		8,634,000

	Total Common Stock (cost-$318,344,683)		319,530,595

CONVERTIBLE PREFERRED STOCK-29.7%
		Credit Rating
		(Moody's/S&P)
	Agriculture-0.9%
45	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	4,933,600

	Automotive-1.8%
137	Ford Motor Co. Capital Trust, 6.50%, 1/15/32	Caa2/CCC-	4,917,130
214	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	4,917,561
			9,834,691
	Commercial Services-0.9%
102	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	5,045,662

	Electric-3.0%
102	AES Trust III, 6.75%, 10/15/29	B3/B	5,119,427
82	Entergy Corp., 7.625%, 2/17/09	NR/BBB	5,692,995
16	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	5,668,650
			16,481,072
	Financial Services-13.3%
167	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	4,789,978
	Goldman Sachs Group, Inc.,
240	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (e)	Aa3/NR	6,163,367
296	20.00%, 12/31/07, Ser. TWX (Time Warner, Inc.) (e)	Aa3/NR	5,780,880
147	20.00%, 3/6/08, Ser. DISH (Echostar Communications Corp.) (e)	Aa3/NR	6,251,396
136	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	6,268,693
	Lehman Brothers Holdings, Inc.,
184	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (e)	A1/A+	5,185,416
75	8.00%, 3/9/08, Ser. AAPL (Apple, Inc.) (e)	A1/A+	7,081,046
103	20.00%, 8/15/07, Ser. UTX (United Technologies Corp.) (e)	A1/A+	6,083,619
145	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Corp.) (e)	A1/A+	5,996,316
	Morgan Stanley,
70	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (e)	Aa3/A+	5,103,891
139	20.00%, 1/31/08, Ser. T (AT & T, Inc.) (e)	Aa3/A+	5,106,659
11	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (e)	NR/NR	5,035,507
151	20.00%, 3/24/08, Ser. DIS (Walt Disney Co.) (e)	Aa3/NR	5,211,765
			74,058,533
	Insurance-4.0%
156	Genworth Financial, Inc., 6.00%, 5/16/07	NR/A	6,009,646
157	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	5,150,574
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,348,350
213	XL Capital Ltd., 6.50, 5/15/07	NR/A-	5,426,828
			21,935,398
	Oil & Gas-0.9%
44	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	4,861,125

Nicholas-Applegate Equity and Convertible Income Fund Schedule of Investments
April 30, 2007 (unaudited)
Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Pharmaceuticals-1.1%
84	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	$6,073,346

	Real Estate-0.9%
199	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/B-	5,103,774

	Retail-1.0%
4	Blockbuster, Inc., 7.50%, 12/31/49	NR/NR	5,477,220

	Telecommunications-1.0%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	5,655,125

	Waste Disposal-0.9%
15	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	5,214,695

	Total Convertible Preferred Stock (cost-$162,035,844)		164,674,241

CONVERTIBLE BONDS & NOTES-6.6%
Principal
Amount
(000)
	Banking-0.9%
$5,125	UBS AG Jersey, 22.00%, 8/15/07 (b)(c)	NR/NR	5,073,750

	Commercial Services-0.9%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	5,232,000

	Computers-0.9%
4,355	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	4,763,281

	Electric-1.0%
1,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	5,439,375

	Oil & Gas-1.0%
3,775	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	5,530,375

	Telecommunications-1.9%
4,340	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	5,148,325
5,910	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	5,666,213
			10,814,538

	Total Convertible Bonds & Notes (cost-$36,393,579)		36,853,319

CORPORATE BONDS & NOTES-1.7%
	Semi-Conductors-0.7%
3,800	Freescale Semiconductor, Inc., 10.125%, 12/15/16 (b)(c)	B2/B	3,838,000

	Telecommunications-1.0%
5,000	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B-	5,487,500

	Total Corporate Bonds & Notes (cost-$9,319,967)		9,325,500

U.S. GOVERNMENT SECURITIES-2.6%

14,000	United States Treasury Notes, 10.375%, 11/15/12 (cost-$14,527,187)		14,393,204

SHORT-TERM INVESTMENTS-2.5%
	Time Deposits-2.5%
13,610	JP Morgan—Grand Cayman, 4.63%, 5/1/07 (cost-$13,610,328)		13,610,328

	Total Investments, before call options written (cost-$554,231,588)-100.7%		558,387,187

Nicholas-Applegate Equity and Convertible Income Fund Schedule of Investments
April 30, 2007 (unaudited)

Contracts		Value*
CALL OPTIONS WRITTEN (d)-(0.6)%
980	Abbott Laboratories, strike price $60, expires 5/19/07	$(9,800)
1,450	AGCO Corp., strike price $45, expires 6/16/07	(159,500)
1,059	Baxter International, Inc., strike price $57.50, expires 6/16/07	(105,900)
372	Blackrock, Inc., strike price $160, expires 5/19/07	(18,600)
652	Boeing Co., strike price $95, expires 5/19/07	(45,640)
1,765	Celenese Corp., strike price $35, expires 6/16/07	(123,550)
108	Chicago Mercantile Exchange Holdings, Inc., strike price $600, expires 6/16/07	(15,660)
387	CIGNA Corp., strike price $160, expires 5/19/07	(75,465)
686	Cognizant Technology Solutions Corp., strike price $95, expires 6/16/07	(130,340)
660	Constellation Brands, Inc., strike price $90, expires 5/19/07	(85,800)
1,390	CSX Corp., strike price $45, expires 5/19/07	(125,100)
540	Deere & Co., strike price $115, expires 6/16/07	(156,600)
710	Diamond Offshore Drilling, Inc., strike price $85, expires 6/16/07	(284,000)
820	Exelon Corp., strike price $75, expires 5/19/07	(155,800)
823	Freeport-McMoran Copper & Gold, Inc., strike price $70, expires 5/19/07	(61,725)
1,165	Harris Corp., strike price $55, expires 5/19/07	(46,600)
1,635	Hilton Hotels Corp., strike price $40, expires 5/19/07	(16,350)
2,805	Intel Corp., strike price $22.50, expires 5/19/07	(44,880)
607	Johnson Controls, Inc., strike price $100, expires 5/19/07	(194,240)
655	L-3 Communications Holdings, Inc., strike price $95, expires 5/19/07	(16,375)
723	Manpower, Inc., strike price $85, expires 6/16/07	(68,685)
990	McKesson Corp., strike price $60, expires 5/19/07	(99,000)
765	Medco Health Solutions, Inc., strike price $85, expires 6/16/07	(87,975)
734	MEMC Electric Materials, Inc., strike price $65, expires 5/19/07	(11,010)
1,255	Merck & Co., Inc., strike price $52.50, expires 5/19/07	(62,750)
2,055	Microsoft Corp., strike price $30, expires 5/19/07	(92,475)
651	Molson Coors Brewing Co., strike price $95, expires 5/19/07	(138,012)
1,060	Monsanto Co., strike price $60, expires 5/19/07	(90,100)
719	National Oilwell Varco, Inc., strike price $90, expires 6/16/07	(140,924)
1,068	Nordstrom, Inc., strike price $60, expires 5/19/07	(16,020)
642	Prudential Financial, Inc., strike price $95, expires 6/16/07	(186,180)
1,366	Qualcomm, Inc., strike price $45, expires 6/16/07	(170,750)
755	Schlumberger Ltd., strike price $80, expires 5/19/07	(11,325)
970	Target Corp., strike price $65, expires 6/16/07	(43,650)
745	Terex Corp., strike price $85, expires 6/16/07	(108,025)
588	Textron, Inc., strike price $105, expires 6/16/07	(138,180)
578	United States Steel Corp., strike price $110, expires 5/19/07	(40,460)
865	Valero Energy Corp., strike price $72.50, expires 5/19/07	(86,500)

	Total Call Options Written (premium received-$4,439,945)	(3,463,946)

	Total Investments, net of call options written (cost-$549,791,643)-100.1%	554,923,241

	Liabilities in excess of other assets-(0.1%)	(372,598)
	Net Assets-100.0%	$554,550,643

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Nicholas-Applegate Equity and Convertible Income Fund Schedule of Investments
April 30, 2007 (unaudited)

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,911,750, represents 1.6% of net assets.
(d)	Non-income producing.
(e)	Securities exchangeable or convertible into securities of an enitity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR-Not Rated
REIT-Real Estate Investment Trust

Item 2. Controls and Procedures

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Equity and Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2007